Shareholders' Equity - Movements of the shares issued (Details) - shares			12 Months Ended
	Mar. 30, 2021	Mar. 26, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Shareholders' Equity
Issued shares - convertible loans	274,272	20,533,259
Issued shares for share-based payments exercised			19,449,259	10,857,264
After reorganization
Shareholders' Equity
Number of shares outstanding, beginning balance			394,233,886	285,657,980	197,427,271
Outstanding as adjusted, beginning balance			393,283,886	284,403,289
Issued shares - convertible loans					20,533,259
Reorganization as of September 14, 2021					22,697,450
Issued shares for share-based payments exercised			19,449,259	10,857,264
Warrants exercised			24,007,607	10
Issued shares - ELOC				5,618,697
Number of shares issued during period			89,838,455	91,524,935	45,000,000
Conversion of Class B Shares			350,000	525,000
Cancellation of issued shares			(1,300,000)
Repurchase of Class B Shares				50,000
Number of shares outstanding, ending balance			526,579,207	394,233,886	285,657,980
Treasury shares				(950,000)	(375,000)
Treasury shares (due to consolidation)					(879,691)
Outstanding as adjusted, ending balance			526,579,207	393,283,886	284,403,289
Class A shares
Shareholders' Equity
Number of shares outstanding, beginning balance			369,820,821	261,244,915	173,014,206
Outstanding as adjusted, beginning balance			369,820,821	259,990,224
Issued shares - convertible loans					20,533,259
Reorganization as of September 14, 2021					22,697,450
Issued shares for share-based payments exercised			19,449,259	10,857,264
Warrants exercised			24,007,607	10
Issued shares - ELOC				5,618,697
Number of shares issued during period			89,838,455	91,524,935	45,000,000
Conversion of Class B Shares			350,000	525,000
Repurchase of Class B Shares				50,000
Number of shares outstanding, ending balance			503,466,142	369,820,821	261,244,915
Treasury shares					(375,000)
Treasury shares (due to consolidation)					(879,691)
Outstanding as adjusted, ending balance			503,466,142	369,820,821	259,990,224
Class B shares
Shareholders' Equity
Number of shares outstanding, beginning balance			23,888,065	24,413,065	24,413,065
Outstanding as adjusted, beginning balance			23,463,065	24,413,065
Conversion of Class B Shares			350,000	525,000
Cancellation of issued shares			425,000
Number of shares outstanding, ending balance			23,113,065	23,888,065	24,413,065
Treasury shares				425,000
Outstanding as adjusted, ending balance			23,113,065	23,463,065	24,413,065
Class C shares
Shareholders' Equity
Number of shares outstanding, beginning balance			525,000
Conversion of Class B Shares			350,000	525,000
Cancellation of issued shares			875,000
Number of shares outstanding, ending balance				525,000
Treasury shares				525,000